Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Restricted cash	$ 133
Long-lived assets, impairment losses
Number of operating segments		1
Goodwill impairment
Intangible assets, impairment loss			(502)
Research and development grants	505	257	127
Allowance for doubtful accounts	1,070	462
Bad debt expense	672	456	7
Severance expense (income)	(105)	(2)	66
Liability for unrecognized tax benefits
Proceeds from sale of investment in affiliate	194
Loss from sale of investment in affiliate	1,289
Anti-dilutive securities	4,864,218	3,156,346	1,549,850
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Revenue Recognition Service Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Revenue Recognition Service Term	3 years
Covenants Not-To-Compete [Member]
Significant Accounting Policies [Line Items]
Write-off of covenants not-to-compete			$ 502